CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net loss	$ (23,364)	$ (88,424)	$ (47,519)
Adjustments to reconcile net loss to net cash used for operating activities:
Depreciation and amortization	3,961	3,779	3,777
Amortization of debt issuance costs and debt discount	3,142	7,909	10,664
Scilex Pharma Notes principal increase	0	28,000	0
Payment on the Scilex Pharma Notes attributed to accreted interest related to the debt discount	(21,190)	(12,487)	(10,866)
(Gain) loss on debt extinguishment, net	(28,634)	12,463	0
Non-cash operating lease cost	492	372	825
Stock-based compensation expenses	5,280	5,822	5,395
(Gain) loss on derivative liability	(8,310)	300	(800)
Forfeitures of Private Warrants	1,697	0	0
Changes in operating assets and liabilities:
Accounts receivables, net	(6,968)	(1,142)	(598)
Inventory	1,184	(1,417)	2,379
Prepaid expenses and other	(2,629)	1,479	(1,035)
Other long term assets	350	0	2,580
Accounts payable	2,806	(3,836)	(4,062)
Accrued Payroll	(2,379)	(21)	1,247
Accrued expenses	(123)	664	(1,066)
Accrued rebates and fees	23,531	(255)	3,117
Other liabilities	(392)	(80)	(604)
Related party payable	30,125	18,210	5,105
Other long-term liabilities	163	0	0
Net cash used for operating activities	(21,258)	(28,664)	(31,461)
Investing activities
Acquisition consideration paid in cash for Romeg intangible asset acquisition	(2,060)	0	0
Purchase of property and equipment	(7)	0	(25)
Net cash used for investing activities	(2,067)	0	(25)
Financing activities
Proceeds from the Business Combination	3,375	0	0
Transaction costs paid related to the Business Combination	(2,949)	0	0
Repayment of principal on the Scilex Pharma Notes	(84,808)	(33,387)	(58,927)
Repayment on other loans	(18,800)	(48,832)	0
Proceeds from other loans	9,857	47,832	11,007
Proceeds from stock options exercised	96	0	50
Proceeds from related party payable	51,900	47,850	18,400
Proceeds from related party note payable	62,500	14,700	10,300
Net cash provided by financing activities	21,171	28,163	(19,170)
Net change in cash and cash equivalents	(2,154)	(501)	(50,656)
Cash and cash equivalents at beginning of period	4,338	4,839	55,495
Cash and cash equivalents at end of period	2,184	4,338	4,839
Supplemental disclosures of non-cash investing and financing activities
Related party debt converted to equity pursuant to Debt Exchange Agreement	289,733
Deferred consideration for Romeg intangible asset acquisition	3,650	0	0
Non-cash consideration in Semnur acquisition	0	409	0
Other Loan Forgiveness	0	1,536	0
Promissory Note issued to Sorrento in exchange for the SP-104 license, net of discount	4,162	0	0
Fair value adjustment to derivative liability in troubled debt restructuring	30,400	0	0
Acquisition of right-of-use asset	320	0	0
Issuance of shares to Yorkville pursuant to Yorkville Purchase Agreement	1,238
Non-cash distribution to Sorrento	0	0	9,600
Scilex Pharma Notes principal increase	0	28,000	0
Accrual for transaction costs related to the Business Combination	1,372	0	0
Transaction costs obligation assumed by Sorrento	$ 5,148	$ 0	$ 0